SEWARD & KISSEL LLP

901 K Street, N.W

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

May 6, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	AB Bond Fund, Inc. (the “Company”)

(File Nos. 2-48227 and 811-02383)

Dear Sir or Madam:

On behalf of AB FlexFee High Yield Portfolio and AB FlexFee International Bond Portfolio (the “Funds”), each a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”). In this regard, we certify that the Prospectus for the Funds that would have been filed under Rule 497(c) under the Securities Act does not differ from that included in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on April 30, 2019.

A definitive form of the Statement of Additional Information for the Funds will be filed separately pursuant to Rule 497(c).

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely,

/s/ Jessica D. Cohn
Jessica D. Cohn